Concentrations of credit risk (Details Narrative) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Product Information [Line Items]
Cash	$ 4,462,452	$ 2,788,070
Cash, uninsured amount	4,139,716	2,563,066
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer One [Member]
Product Information [Line Items]
Accounts receivable	1,064,792	$ 617,587
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer Two [Member]
Product Information [Line Items]
Accounts receivable	$ 681,771